Intangible Assets, Net	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net
10.	Intangible assets, net

Intangible assets of the Company were mainly as follows:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Cost:
Trademark	486	474
License	3,530	3,530
Dealership	31,717	31,717
Total cost	35,733	35,721
Less: Accumulated amortization	(14,139)	(17,811)
Intangible assets, net	21,594	17,910

License and dealership resulting from the business combinations completed during the year ended March 31,2021 have been allocated to the single reporting unit of the Company. The total carrying amount of intangible assets resulting from the business combinations were RMB 21.6 million and RMB 17.9 million as of March 31, 2023 and 2024, respectively.

The total amortization expenses of the intangible assets charged to the consolidated statements of operations and comprehensive loss amounted to approximately RMB4.0 million, RMB4.0 million and RMB3.7 million for the years ended March 31, 2022, 2023 and 2024, respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2025	2026	2027	2028	2029
Amortization expenses	3,247	3,211	3,208	3,193	3,178